Equity (Details) $ / shares in Units, $ in Thousands											1 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended
	Nov. 13, 2017 $ / shares	Aug. 03, 2017 $ / shares	May 15, 2017 $ / shares	Mar. 15, 2017 USD ($)	Feb. 27, 2017 $ / shares	Feb. 24, 2017 USD ($)	Jul. 14, 2015 shares	May 14, 2015 $ / shares shares	Jan. 22, 2015 USD ($) $ / shares shares	Jun. 18, 2014 USD ($) $ / shares shares	Jan. 21, 2015	Jul. 13, 2015	Dec. 31, 2017 USD ($) Vote $ / shares shares	Dec. 31, 2016 USD ($)
Equity [Abstract]
Number of shares sold (in shares) | shares								20,217,260		24,850,000
Share price (in dollars per share) | $ / shares								$ 33.14		$ 29
Proceeds from issuing shares										$ 720,650
Share capital										2,485			$ 10,022	$ 10,022
Additional paid in capital										$ 682,810
Discount percentage applied to share price								3.00%
Shares outstanding (in shares) | shares													100,217,260
Nominal value per share (in dollars per share) | $ / shares													$ 0.10
Voting right per share | Vote													1
Dividends retained from Abengoa						$ 10,400
Treasury shares held (in shares) | shares													0
Increase (decrease) in treasury shares (in shares) | shares													0
First Quarter [Member]
Equity [Abstract]
Dividend declared and paid (in dollars per share) | $ / shares			$ 0.25
Second Quarter [Member]
Equity [Abstract]
Dividend declared and paid (in dollars per share) | $ / shares		$ 0.26
Third Quarter [Member]
Equity [Abstract]
Dividend declared and paid (in dollars per share) | $ / shares	$ 0.29
Fourth Quarter [Member]
Equity [Abstract]
Dividend declared and paid (in dollars per share) | $ / shares					$ 0.25
Abengoa [Member]
Equity [Abstract]
Number of shares sold (in shares) | shares							2,000,000		10,580,000
Share price (in dollars per share) | $ / shares									$ 31
Proceeds from issuing shares									$ 327,980
Ownership interest											64.30%	51.10%		49.10%
Percent of newly-issued shares subscribed								51.00%
Dividends retained from Abengoa				$ 10,400
Exchangeable Notes [Member] | Abengoa [Member]
Equity [Abstract]
Ownership interest													41.47%
Number of shares issued upon conversion of exchangeable notes (in shares) | shares													7,595,639
Principal amount													$ 279,000
Subsidiary of Abengoa [Member]
Equity [Abstract]
Shares purchased by underwriters (in shares) | shares										3,727,500
Total proceeds from offering										$ 828,748